PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Oct. 01, 2021
Restructuring Cost and Reserve [Line Items]
Accumulated depreciation	$ 2,546,486	$ 1,911,719
Depreciation expense	875,809	149,156
Impairment of equipment expense	227,185	$ 388,877
Lenders advanced for equipment	$ 1,193,380
Empire Services Inc [Member]
Restructuring Cost and Reserve [Line Items]
Equipment purchase price			$ 5,511,568
Accumulated depreciation			$ 2,287,231